ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of acquired intangible assets
Acquired intangible assets consist of the following:

	As of December 31,
	2017	2018
	US$	US$

Trade name/domain name	15,291,990	14,470,842
Non-compete agreements	9,513,676	9,002,811
Online platform	1,285,326	1,216,307
Customer relationship	26,158,110	24,753,474
Total	52,249,102	49,443,434
Less: Accumulated amortization	(22,219,546)	(22,148,435)
Less: Accumulated impairment	(19,765,615)	(27,294,999)
Acquired intangible assets, net	10,263,941	-

The movement of acquired intangible assets for the years ended December 31, 2017 and 2018 is as follows:

US$

Balance as of January 1, 2017	36,274,238
Amortization	(8,359,386)
Foreign currency translation adjustment	2,114,704
Impairment	(19,765,615)
Balance as of December 31, 2017	10,263,941

Amortization	(1,171,219)
Foreign currency translation adjustment	(455,508)
Impairment	(8,637,214)
Balance as of December 31, 2018	-